Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Estimated Useful lives of Fixed Assets

Fixed assets are stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the shorter of the estimated useful lives of the assets or the term of the related lease, as follows:

Office building	– 45 years
Office building related facility, machinery and equipment	– 15 years
Computer equipment	– 3 or 5 years
Office equipment	– 3 or 5 years
Vehicles	– 5 years
Leasehold improvements	– over the shorter of lease terms or estimated useful lives of the assets

Intangible Assets, Weighted Average Useful Lives from Date of Purchase

Intangible assets have weighted average economic lives from the date of purchase as follows:

Land use rights	– 50 years
Customer relationships	– 3.3 years
Software	– 4.0 years
Trademarks	– 9.6 years
User list	– 3.5 years
Licensed copyrights of video contents	– 2.8 years
Others	– 5.8 years